Derivative Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives Instruments and fair Value Measurements
Derivative Instruments and Fair Value Measurements

Interest-Rate Swaps

From time to time, the Company enters into interest rate swap agreements to mitigate the risk of interest rate fluctuations on its variable rate debt. At June 30, 2015 and December 31, 2014, the Company was party to one interest rate swap, which was entered into in February 2011, as required by the 109 Long Wharf Construction Loan agreement. Under the terms of the swap agreement, the interest rate on this note is fixed at 6.63%.

The Company did not elect to designate the swap as a hedge at inception, pursuant to ASC 815, Derivatives and Hedging. Accordingly, changes in the fair value are recorded in current earnings in the accompanying consolidated statements of income.

The fair value of the interest rate swap agreements at June 30, 2015 and December 31, 2014 were liabilities of approximately $106,000 and $112,000, which are included in other current liabilities on the consolidated balance sheets based on the instrument’s maturity date. The aggregate change in the fair value of the interest rate swap agreements for the six months ended June 30, 2015 and 2014 were a gain of $6,000 and a loss of $17,000, respectively, which are reflected in the unrealized gain (loss) on derivative instruments in the accompanying consolidated statements of income.

Forward freight agreements

The Company assesses risk associated with fluctuating future freight rates and, when appropriate, hedges identified economic risk with appropriate derivative instruments, specifically forward freight agreements (FFAs). Such economic hedges do not always qualify for hedge accounting under ASC 815 and as such, the usage of such derivatives can lead to fluctuations in the Company’s reported results from operations on a period-to-period basis. The aggregate fair value of these FFAs was a liability of $31,500 at June 30, 2015. There were no open FFAs at December 31, 2014. The change in the aggregate fair value of the FFAs during the six months ended June 30, 2015 and 2014 resulted in losses of $31,500 and $1,934,000, respectively, which are included in unrealized gain (loss) on derivative instruments in the accompanying consolidated statements of income.

Fuel Swap Contracts

The Company continuously monitors the market volatility associated with bunker prices and seeks to reduce the risk of such volatility through a bunker hedging program. During the six months ended June 30, 2015 and the year ended December 31, 2014, the Company entered into various fuel swap contracts that were not designated for hedge accounting. The aggregate fair value of these fuel swaps at June 30, 2015 and December 31, 2014 are liabilities of approximately $180,000 and $1,391,000, which are included in other current liabilities on the consolidated balance sheets. The change in the aggregate fair value of the fuel swaps during the six months ended June 30, 2015 and 2014 are gains of approximately $1,211,000 and $378,000, respectively, which are included in unrealized gain (loss) on derivative instruments in the accompanying consolidated statements of income.

The three levels of the fair value hierarchy established by ASC 820, in order of priority are as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities. Our Level 1 non-derivatives include cash, money-market accounts, restricted cash accounts and investment.

Level 2 – Quoted prices for similar assets and liabilities in active markets or inputs that are observable. Our Level 2 non-derivatives include our term loan account.

Level 3 – Inputs that are unobservable (for example cash flow modeling inputs based on assumptions).

The following table summarizes assets and liabilities measured at fair value on a recurring basis at June 30, 2015 and December 31, 2014:

	Balance at June 30, 2015	Level 1	Level 2	Level 3
	(unaudited)
Margin accounts	$100,675	$100,675	$—	$—
Interest rate swaps	$(105,539)	$—	$(105,539)	$—
Fuel swap contracts	$(179,902)	$—	$(179,902)	$—
Freight forward agreements	$(31,500)		$(31,500)

	Balance at December 31, 2014	Level 1	Level 2	Level 3
Margin accounts	$439,578	$439,578	$—	$—
Interest rate swaps	$(112,124)	$—	$(112,124)	$—
Fuel swap contracts	$(1,391,195)	$—	$(1,391,195)	$—

The estimated fair values of the Company’s interest rate swap instruments, forward freight agreements and fuel swap contracts are based on market prices obtained from an independent third-party valuation specialist. Such quotes represent the estimated amounts the Company would receive to terminate the contracts.